REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Effect on Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net loss from continuing operation	$ (393.5)	$ (341.5)	$ (180.0)
Depreciation of property and equipment	75.4	27.9	26.9
Amortization of intangible assets	1.9	1.4	0.6
Deferred income tax expense/(benefit)	(2.9)	(1.5)	(2.5)
Foreign exchange gains	17.5	2.8	(1.4)
Other	(0.4)	0.8
Accounts receivable	(9.1)	2.1	(2.7)
Prepaid expenses	(12.9)	(8.5)	(17.9)
Accounts payable, accrued and other liabilities and non-income taxes payable	(31.3)	6.7	13.0
Deferred revenue	9.6	2.3	0.8
Other assets	(3.7)	(8.0)	(5.0)
VAT reclaimable	(2.2)	1.0	1.8
Net cash used in operating activities - continuing operations	(307.7)	(265.1)	(139.7)
Net cash provided by operating activities - discontinued operations	553.3	1,094.9	836.7
Net cash from operating activities	245.6	829.8	697.0
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	(23.6)	(102.6)	(61.8)
Net change in cash and cash equivalents, and restricted cash and cash equivalents	$ 1,359.1	(109.3)	$ 131.8
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net loss from continuing operation		(335.7)
Depreciation of property and equipment		26.6
Amortization of intangible assets		1.2
Deferred income tax expense/(benefit)
Foreign exchange gains		1.8
Other		(0.2)
Accounts receivable		1.6
Prepaid expenses		(13.3)
Accounts payable, accrued and other liabilities and non-income taxes payable		12.1
Deferred revenue		2.8
Other assets		(8.2)
VAT reclaimable		(9.7)
Net cash used in operating activities - continuing operations		(271.6)
Net cash provided by operating activities - discontinued operations		1,098.2
Net cash from operating activities		826.6
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents		(99.4)
Net change in cash and cash equivalents, and restricted cash and cash equivalents		(109.3)
Adjustment
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net loss from continuing operation		(5.8)
Depreciation of property and equipment		1.3
Amortization of intangible assets		0.2
Deferred income tax expense/(benefit)		(1.5)
Foreign exchange gains		1.0
Other		1.0
Accounts receivable		0.5
Prepaid expenses		4.8
Accounts payable, accrued and other liabilities and non-income taxes payable		(5.4)
Deferred revenue		(0.5)
Other assets		0.2
VAT reclaimable		10.7
Net cash used in operating activities - continuing operations		6.5
Net cash provided by operating activities - discontinued operations		(3.3)
Net cash from operating activities		3.2
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents		(3.2)
Net change in cash and cash equivalents, and restricted cash and cash equivalents